Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash flows from operating activities
Loss before tax	₨ (12,233)	$ (161)	₨ (5,128)	₨ (623)
Adjustments to reconcile profit before tax to net cash flows:
Finance costs	41,088	542	37,852	35,076
Depreciation and amortisation	13,764	181	12,026	11,240
Change in fair value of warrants	690	9
Provision for operation and maintenance equalisation	(574)	(8)	(147)	11
Share based payments	2,410	32	203	72
Listing and related expenses (non cash)	7,617	100
Interest income	(2,013)	(27)	(1,774)	(2,144)
Others	48	1	(634)	(39)
Working capital adjustments:
Increase in trade receivables	(9,732)	(128)	(10,991)	(6,820)
(Increase) / decrease in inventories	(59)	(1)	(221)	110
(Increase) / decrease in other current financial assets	(29)	0	476	(407)
(Increase) / decrease in other non-current financial assets	1,921	25	7	(49)
(Increase) / decrease in other current assets	(476)	(6)	(674)	253
Decrease in other non-current assets	106	1	7	206
Increase in prepayments	(532)	(7)	(213)	(995)
(Decrease) / increase in other current financial liabilities	15	0	(258)	31
Increase in other current liabilities	1,401	18	168	274
(Decrease) / increase in other non-current liabilities	6	0	(9)	35
(Decrease) / increase in contract liabilities	(109)	(1)	1,538
(Decrease) / increase in trade payables	2,241	30	(555)	697
(Decrease) / increase in employee benefit liabilities	(73)	(1)	158	10
(Decrease) / increase in provisions			(4)	4
Cash generated from operations	45,477	599	31,827	36,942
Income tax (paid)/refund	(3,087)	(41)	254	(1,854)
Net cash generated from operating activities (a)	42,390	559	32,081	35,088
Cash flows from investing activities
Purchase of property, plant and equipment, intangible assets and right of use assets	(89,830)	(1,184)	(24,482)	(39,299)
Sale of property, plant and equipment	134	2
Sale of intangible assets				219
Redemption / (investments) in deposits having residual maturity more than 3 months (net)	(24,770)	(326)	1,448	(15,868)
Disposal of subsidiary, net of cash disposed (refer Note 39)	4,765	63	3,597
Acquisition of subsidiaries, net of cash acquired (refer Note 55 and 56)	(15,929)	(210)	(34)	(762)
Government grant received	74	1	26	54
Cash acquired on acquisition of control in jointly controlled entities (refer note 55)			46
Proceeds from interest received	1,759	23	1,987	1,932
Loans given	(950)	(13)
Net cash used in investing activities (b)	(124,747)	(1,644)	(17,412)	(53,724)
Cash flows from financing activities
Capital transaction involving issue of shares (net of transaction cost of INR 3,660)	67,978	896
Shares issued during the year	21	0
Distribution / cash paid to RPPL's equity holders	(19,609)	(258)
Proceeds from disposal of subsidiary's interest to non-controlling interest			8	846
Shares pending cancellation (refer Note 16)	(1,315)	(17)
Acquisition of interest by non-controlling interest in subsidiaries	1,450	19
Payment for acquisition of interest from non-controlling interest	(737)	(10)	(1,516)	(736)
Payment of lease liabilities (including payment of interest expense) (refer Note 41)	(295)	(4)	(248)	(347)
Proceeds from compulsory convertible preference shares				20,903
Payment made for repurchase of vested stock options	(610)	(8)	(681)
Proceeds from long term interest-bearing loans and borrowings	192,905	2,543	125,204	98,660
Repayment of long term interest-bearing loans and borrowings	(109,513)	(1,443)	(95,700)	(55,429)
Loan from related parties			605
Proceeds from short term interest-bearing loans and borrowings	98,044	1,292	18,779	34,808
Repayment of short term interest-bearing loans and borrowings	(103,728)	(1,367)	(20,002)	(44,790)
Interest paid	(34,553)	(455)	(33,528)	(32,305)
Net cash generated from / (used in) financing activities (c)	90,038	1,187	(7,079)	21,610
Net increase in cash and cash equivalents (a) + (b) + (c)	7,681	101	7,590	2,974
Cash and cash equivalents at the beginning of the year	20,679	273	13,089	10,115
Effects of exchange rate changes on cash and cash equivalents	19	0
Cash and cash equivalents at the end of the year	28,379	$ 374	20,679	13,089
Components of cash and cash equivalents
Cash and cheque on hand	0		0	0
Balances with banks:
- On current accounts	27,359		19,474	11,699
- Deposits with original maturity of less than 3 months	1,020		1,205	1,390
Total cash and cash equivalents	₨ 28,379		₨ 20,679	₨ 13,089